Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 776,000
Previously Paid Amount	0.00
Total Fee Amount	107.17
Total Offset Amount	0.00
Net Fee	107.17
Narrative - Max Aggregate Offering Price	$ 776,000
Final Prospectus	true